Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 32,317,158	$ 695,288
Time deposits	13,200,000	8,368,417
Trade and other receivables	3,178,481	10,443,497
Other current assets	98,245	33,846
Inventories	1,109,408	689,269
Advances and prepayments	44,342	80,267
Operating lease right-of-use assets	59,804
Total current assets	50,007,438	20,310,584
Non current assets
Vessels, net	87,400,747	75,161,431
Total non current assets	87,400,747	75,161,431
Total assets	137,408,185	95,472,015
Current liabilities
Trade accounts payable	908,521	547,017
Accrued and other liabilities	878,444	634,297
Operating lease liabilities	59,804
Deferred income	32,813	215,836
Total current liabilities	56,610,443	39,928,166
Non current liabilities
Warrant Liability	14,486,493
Total non current liabilities	14,486,493	0
Total liabilities	71,096,936	39,928,166
Commitments and contingencies
Common Stock	102,576	874
Additional paid-in capital	69,068,252	47,191,056
Retained earnings/(accumulated deficit)	(2,865,579)	8,345,919
Total stockholders' equity	66,311,249	55,543,849
Total liabilities and stockholders' equity	137,408,185	95,472,015
Series A Preferred Stock [Member]
Non current liabilities
Preferred Stock, 200,000,000 shares authorized Preferred stock, Series A, $0.01 par value, 600,000 shares issued and outstanding as of December 31, 2023 and June 30, 2024	6,000	6,000
Related Party [Member]
Current liabilities
Payable to related parties	$ 54,730,861	$ 38,531,016